UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

John B. Walthausen Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2017

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

TICKER WSCVX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2017

Walthausen Small Cap Value Fund
Semi-Annual Report
July 31, 2017

This is a tough phase for investors. The extraordinary bull market which commenced over eight years ago, and which shows no signs of abating, has taken the US equity markets to new highs in spite of unsettling indications that the economy has reached full capacity, indications that the Federal Reserve has grown tired to stoking the credit and equity markets with quantitative easing, and that the political consensus has melted. What is driving this is hard to understand but the shift of the buying power to Exchange Traded Funds (“ETFs”) and Index Funds suggests that the money that is driving stocks must be considered “price insensitive” and as such the market is self-reinforcing. With that in mind, and with the mindset that you “buy the dips”, means that the current drive to higher levels can well continue until it stops. We should remember that the annualized return for the Russell 3000 Index, the broadest Russell index, since March 31, 2009, a point at which few would have wanted to buy a stock, has been 17.3%, even though many commentators have asserted that economic growth has been disappointing.

For the six months through July 31, 2017, the larger capitalization stocks beat the smaller stocks and the growth stocks beat the value stocks. Looking at the variety of Russell domestic indices everyone was a winner as all the indices were positive for the period.

The returns for the Walthausen Small Cap Value Fund of 3.80% over the six months period ended July 31, 2017, though meager when compared to the returns for growth and large cap, were favorable for the period when compared to 1.90% for the Russell 2000 Value Index benchmark over the same period. Though pleased, we take short term results with a grain of salt because the strategy has not changed measurably from the strategy which showed some less favorable results for the same period last year. This year’s results were driven by stock selection. Sector allocation detracted because of our very small position in utilities and an underweight in the information technology sector. It is interesting to note the somewhat schizophrenic nature of the market with utilities, the most defensive of the sectors, doing well in the same period that information technology, a very aggressive group, was a major winner. We did partially redeem ourselves by having only a moderate position in energy, the worst performing sector. Fortunately, our selections added about 250 basis points to performance during the period.

The largest contributors included companies from the consumer staples, industrials, consumer discretionary, healthcare, and materials sectors. The diversity of sectors suggests that our performance was not due to a fortuitous positioning in one particular group or theme. Though when We look at the individual names, we cannot help but observe a common theme; these are companies in the midst of fundamental transformations. For example, our greatest contributor has been MGP Ingredients. This company had until recently been a distiller of industrial grade alcohol. With new management they have begun to shift resources into distilling and aging premium bourbons, mostly for other craft distillers to blend. Needless to say this is shifting margins to much higher levels. Casella Waste Management is successfully bringing together a regional waste hauler into a focused and very profitable waste management company. Similarly, ILG has used a major acquisition to position this time share company for growth. Kindred Healthcare has continued to weave together some healthcare operations into an effective company well positioned for the shift of healthcare to the at-home setting. With new management in place, Ferro has refocused on inorganic chemicals, shedding its unimpressive organic operations and taking those resources and acquiring a series of high value added complimentary operations.

The detractors included companies from the energy, industrial, consumer staples and finance sectors. There is not as strong a central theme, but it is worth noting that two names, Great Lakes Dredge & Dock and Orchid Paper do share one common theme - both are in the final stages of major capital spending programs. In the case of Great Lakes, it is a new dredge, which is meaningfully larger and more efficient than their existing fleet. The new vessel “Ellis Island” has been under construction for a few years and is to be delivered this quarter and put

2017 Semi-Annual Report 1

into service before year end. The market for harbor dredging and coastal remediation is healthy and the barge has potential to be profitable. Orchid Paper Products stock also suffered as the cost of a major new tissue machine that is coming on stream has caused the debt to grow to uncomfortable levels. Despite the fact that management has reported that the machine successfully commenced operations in June, the stock reacted to the earnings pressure that the startup caused.

Other stocks which suffered included ERA Group, a helicopter operator. The slack market for offshore exploration has hurt demand but the stock is selling at a price well below the market value of the fleet and the company has a strong financial condition and generates reasonable amounts of cash even in this weak environment. Atkore International, a producer of electrical conduit saw margins contract a bit as they were not able to move prices up as quickly as raw material costs, and Stock Yards Bancorp’s price suffered a bit when growth tapered off.

As we look toward the balance of the year, we do not see any particular reason to expect stocks to move higher other than the fact that markets in motion tend to remain in motion. We have over the past year moved the portfolio to a more conservative stance. That is not specifically reflected in either balance sheet ratios or sector weighting. We instead look at the strength of the business franchise and the management teams. Though we are skeptical about the near term outlook, we believe that the stocks which we hold are likely to do a very good job of building the value of the enterprises.

Sincerely,

John B. Walthausen CFA

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC – Garden City, NY 11530.

2017 Semi-Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/17 NAV $22.96

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2017

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Small Cap Value Fund	20.89%	7.22%	14.13%	13.34%
Russell 2000® Value Index(B)	19.21%	9.50%	13.76%	8.14%

Annual Fund Operating Expense Ratio (from Prospectus dated June 1, 2017): 1.28%

The Fund’s expense ratio for the six months ended July 31, 2017 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, (b) the expense ratios may be for different periods, and (c) the impact of breakpoints in expenses charged as described in Note 4.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2017 Semi-Annual Report 3

WALTHAUSEN SMALL CAP VALUE FUND

                                           WALTHAUSEN SMALL CAP VALUE FUND
                                                    by Sectors as of July 31, 2017
                                                   (as a percentage of Net Assets)
                                                                   (Unaudited)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2017 Semi-Annual Report 4

EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2017 and held through July 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2017
	February 1, 2017	July 31, 2017	to July 31, 2017

Actual	$1,000.00	$1,037.97	$6.37

Hypothetical	$1,000.00	$1,018.55	$6.31
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2017 Semi-Annual Report 5

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Agricultural Chemicals
536,329	American Vanguard Corporation	$9,493,023
719,027	CVR Partners, LP	2,610,068
		12,103,091	1.95%
Air Transportation, Nonscheduled
560,858	Era Group Inc. *	4,913,116	0.79%
Aircraft & Parts
235,160	AAR Corp.	8,794,984	1.42%
Carpets & Rugs
445,790	Interface, Inc.	8,447,721	1.36%
Computer Communications Equipment
187,260	Electronics for Imaging, Inc. *	9,097,091	1.46%
Construction Machinery & Equipment
160,713	Columbus McKinnon Corporation	4,146,395	0.67%
Deep Sea Foreign Transportation of Freight
1,923,075	Overseas Shipholding Group, Inc. *	5,923,071
143,372	SEACOR Holdings Inc. *	4,887,551
		10,810,622	1.74%
Electronic Components & Accessories
475,049	Vishay Intertechnology Inc.	8,479,625	1.36%
Fabricated Plate Work (Boiler Shops)
257,041	Global Power Equipment Group Inc. *	832,813	0.13%
Fats & Oils
596,110	Darling Ingredients Inc. *	9,698,710	1.56%
Fire, Marine & Casualty Insurance
218,313	Horace Mann Educators Corporation	8,055,750
186,140	The Navigators Group, Inc.	10,609,980
		18,665,730	3.00%
General Building Contractors - Nonresidential Buildings
293,070	Tutor Perini Corporation *	7,795,662	1.25%
Gold & Silver Ores
2,923,640	Nevsun Resources Ltd. (Canada)	7,923,064	1.28%
Greeting Cards
221,513	CSS Industries Inc.	5,929,903	0.95%
Guided Missiles & Space Vehicles & Parts
391,614	Aerojet Rocketdyne Holdings, Inc. *	9,183,348	1.48%
Heavy Construction Other Than Building Construction - Contractors
1,742,696	Great Lakes Dredge & Dock Corporation *	6,883,649	1.11%
Household Furniture
341,513	Kimball International, Inc. Class B	5,693,022	0.92%
Industrial Instruments For Measurement, Display, and Control
101,520	Esterline Technologies Corporation *	9,796,680	1.58%
Industrial Organic Chemicals
942,546	Nexeo Solutions, Inc. *	7,851,408	1.26%
Instruments for Measuring & Testing of Electricity & Electric Signals
181,967	Allied Motion Technologies, Inc.	5,384,404	0.87%
Life Insurance
125,379	Primerica, Inc.	10,161,968	1.64%
Metal Forgings & Stampings
185,219	Materion Corp.	7,121,671	1.15%
Millwood, Veneer, Plywood, & Structural Wood Members
661,790	Ply Gem Holdings, Inc. *	11,581,325	1.86%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
308,780	Ciner Resources LP	8,426,606	1.36%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Miscellaneous Electrical Machinery, Equipment & Supplies
363,446	Atkore International Group Inc. *	$7,566,946	1.22%
Motor Homes
280,230	Winnebago Industries, Inc.	10,312,464	1.66%
Motor Vehicle Parts & Accessories
159,320	Dana Incorporated	3,779,070
619,900	Horizon Global Corporation *	8,641,406
518,540	Stoneridge, Inc. *	7,912,920
		20,333,396	3.27%
Motors & Generators
133,570	Regal Beloit Corporation	11,133,059	1.79%
National Commercial Banks
118,758	City Holding Company	7,794,088
147,220	Community Bank System Inc.	8,082,378
312,970	First Financial Bancorp	8,012,032
125,734	Pinnacle Financial Partners, Inc.	8,034,403
		31,922,901	5.14%
Office Furniture (No Wood)
445,580	Steelcase Inc. Class A	6,082,167	0.98%
Operative Builders
342,090	M/I Homes, Inc. *	8,873,815	1.43%
Ordnance & Accessories, (No Vehicles/Guided Missiles)
129,470	Vista Outdoor Inc. *	2,989,462	0.48%
Paints, Varnishes, Lacquers, Enamels & Allied Products
557,690	Ferro Corporation *	10,729,956	1.73%
Paper Mills
219,170	Orchids Paper Products Company	2,467,854	0.40%
Plastics, Materials, Synth Resins & Nonvulcan Elastomers
388,694	Landec Corporation *	4,780,936
88,550	Rogers Corporation *	10,446,243
		15,227,179	2.45%
Printed Circuit Boards
230,299	Kimball Electronics, Inc. *	4,479,316	0.72%
Pulp Mills
800,431	Mercer International Inc. (Canada)	8,804,741	1.42%
Pumps & Pumping Equipment
243,484	Ampco-Pittsburgh Corporation	3,518,344	0.57%
Railroad Equipment
328,790	Freightcar America, Inc.	5,405,308
85,930	The Greenbrier Companies, Inc.	3,866,850
		9,272,158	1.49%
Refuse Systems
701,660	Casella Waste Systems, Inc. *	11,773,855	1.89%
Retail - Auto Dealers & Gasoline Stations
145,693	West Marine, Inc. *	1,877,983	0.30%
Retail - Miscellaneous Retail
147,435	FirstCash, Inc.	8,573,345	1.38%
Rolling Drawing & Extruding of Nonferrous Metals
97,310	Kaiser Aluminum Corporation	9,467,290	1.52%
Sanitary Services
505,120	Heritage-Crystal Clean, Inc. *	9,496,256	1.53%
Services - Commercial Physical & Biological Research
310,072	Albany Molecular Research, Inc. *	6,740,965	1.08%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 7

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Services - Computer Integrated Systems Design
96,150	VASCO Data Security International, Inc. *	$1,298,025	0.21%
Services - Equipment Rental & Leasing, NEC
247,800	McGrath RentCorp	8,804,334	1.42%
Services - Home Health Care Services
164,199	Addus HomeCare Corporation *	5,574,556
144,420	LHC Group, Inc. *	8,361,918
		13,936,474	2.24%
Services - Miscellaneous Amusement & Recreation
543,770	SeaWorld Entertainment, Inc.	8,363,183	1.35%
Services - Nursing & Personal Care Facilities
1,118,718	Kindred Healthcare, Inc.	10,012,526	1.61%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
100,010	Stepan Company	8,217,822	1.32%
Special Industry Machinery, NEC
150,000	Amtech Systems, Inc. *	1,324,500	0.21%
State Commercial Banks
235,540	Bryn Mawr Bank Corp.	9,998,673
140,497	Eagle Bancorp, Inc. *	8,774,038
163,080	Great Southern Bancorp, Inc.	8,472,006
201,819	Heartland Financial USA, Inc.	9,505,675
198,275	Lakeland Financial Corporation	9,120,650
338,157	Southside Bancshares, Inc.	11,744,193
211,530	Stock Yards Bancorp, Inc.	7,583,350
274,130	TriCo Bancshares	10,115,397
		75,313,982	12.12%
Surety Insurance
834,589	NMI Holdings, Inc. - Class A *	9,848,150	1.59%
Textile Mill Products
319,228	Unifi, Inc. *	10,457,909	1.68%
Title Insurance
663,840	Fidelity National Financial Ventures *	11,451,240	1.84%
Truck & Bus Bodies
166,031	Miller Industries, Inc.	4,333,409	0.70%
Truck Trailers
399,930	Wabash National Corporation	7,630,664	1.23%
Water Supply
73,282	SJW Corp.	3,874,419	0.62%
Wholesale - Beer, Wine & Distilled Alcoholic Beverages
220,550	MGP Ingredients, Inc.	13,003,628	2.09%
Wholesale - Durable Goods
45,000	School Specialty, Inc. *	5,310,000	0.85%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
330,120	Houston Wire & Cable Company	1,898,190	0.31%
Wholesale - Farm Product Raw Materials
250,990	The Andersons, Inc.	8,646,605	1.39%
Wood Household Furniture, (No Upholstered)
130,690	Bassett Furniture Industries Inc.	4,861,668	0.78%
Total for Common Stocks (Cost $479,327,606)		$609,952,788	98.17%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 8

Walthausen Small Cap Value Fund
	Schedule of Investments
	July 31, 2017 (Unaudited)
Shares	Fair Value	% of Net Assets

MONEY MARKET FUNDS
12,241,323 Fidelity Investments Money Market Government Portfolio -
Class I 0.87% **	$12,241,323	1.97%
(Cost $12,241,323)
Total Investment Securities	622,194,111	100.14%
(Cost $491,568,929) ***
Liabilities in Excess of Other Assets	(862,595)	-0.14%
Net Assets	$621,331,516	100.00%

** Variable rate security; the yield rate shown represents the 7-day yield at July 31, 2017.
*** At July 31, 2017, tax basis cost of the Fund’s investments was $491,568,929 and the unrealized appreciation and depreciation were $161,456,329 and ($30,831,147), respectively, with a net unreal-
ized appreciation of $130,625,182.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 9

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2017

Assets:
Investment Securities at Fair Value	$622,194,111
(Cost $491,568,929)
Receivable for Securities Sold	370,894
Receivable for Shareholder Subscriptions	161,103
Receivable for Dividends and Interest	189,604
Total Assets	622,915,712
Liabilities:
Payable for Securities Purchased	590,949
Payable for Shareholder Redemptions	322,825
Payable to Advisor for Management Fees (Note 4)	531,235
Payable to Advisor for Service Fees (Note 4)	139,187
Total Liabilities	1,584,196
Net Assets	$621,331,516

Net Assets Consist of:
Paid In Capital	$455,002,764
Accumulated Undistributed Net Investment Income (Loss)	(936,823)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	36,640,393
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	130,625,182
Net Assets, for 27,057,289 Shares Outstanding	$621,331,516
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($621,331,516/27,057,289 shares)	$22.96
Redemption Price Per Share ($22.96 * 0.98) (Note 2)	$22.50

Statement of Operations (Unaudited)
For the six month period ended July 31, 2017

Investment Income:
Dividends (Net of foreign withholding tax of $8,771)	$3,061,626
Interest	106,443
Total Investment Income	3,168,069
Expenses:
Management Fees (Note 4)	3,021,787
Service Fees (Note 4)	800,390
Total Expenses	3,822,177

Net Investment Income (Loss)	(654,108)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	24,339,340
Net Change in Unrealized Appreciation (Depreciation) on Investments	(945,311)
Net Realized and Unrealized Gain (Loss) on Investments	23,394,029

Net Increase (Decrease) in Net Assets from Operations	$22,739,921

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 10

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2017	2/1/2016
	to	to
	7/31/2017	1/31/2017
From Operations:
Net Investment Income (Loss)	$(654,108)	$(254,520)
Net Realized Gain (Loss) on Investments	24,339,340	44,268,890
Net Change in Unrealized Appreciation (Depreciation) on Investments	(945,311)	154,499,529
Increase (Decrease) in Net Assets from Operations	22,739,921	198,513,899
From Distributions to Shareholders:
Net Investment Income	-	(340,465)
Net Realized Gain from Security Transactions	-	(17,091,338)
Change in Net Assets from Distributions	-	(17,431,803)
From Capital Share Transactions:
Proceeds From Sale of Shares	48,051,790	113,041,099
Proceeds From Redemption Fees (Note 2)	11,035	15,791
Shares Issued on Reinvestment of Dividends	-	16,310,780
Cost of Shares Redeemed	(55,046,018)	(199,587,034)
Net Increase (Decrease) from Shareholder Activity	(6,983,193)	(70,219,364)

Net Increase (Decrease) in Net Assets	15,756,728	110,862,732

Net Assets at Beginning of Period	605,574,788	494,712,056
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of ($936,823) and ($282,715))	$621,331,516	$605,574,788

Share Transactions:
Issued	2,160,000	6,026,724
Reinvested	-	721,716
Redeemed	(2,474,708)	(10,558,715)
Net Increase (Decrease) in Shares	(314,708)	(3,810,275)
Shares Outstanding Beginning of Period	27,371,997	31,182,272
Shares Outstanding End of Period	27,057,289	27,371,997

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2017		2/1/2016		2/1/2015		2/1/2014		2/1/2013		2/1/2012
	to		to		to		to		to		to
	7/31/2017		1/31/2017		1/31/2016		1/31/2015		1/31/2014		1/31/2013
Net Asset Value -
Beginning of Period	$22.12		$15.87		$20.88		$23.08		$20.04		$16.10
Net Investment Income (Loss) (a)	(0.02)		(0.01)		0.06		(0.02)		(0.06)		0.03
Net Gain (Loss) on Securities
(Realized and Unrealized) (b)	0.86		6.90		(3.25)		0.93		4.29		4.64
Total from Investment Operations	0.84		6.89		(3.19)		0.91		4.23		4.67
Distributions (From Net Investment Income)	-		(0.01)		(0.05)		-		-		(0.02)
Distributions (From Realized Capital Gains)	-		(0.63)		(1.77)		(3.11)		(1.19)		(0.71)
Total Distributions	-		(0.64)		(1.82)		(3.11)		(1.19)		(0.73)
Proceeds from Redemption Fees (Note 2)	-	+	-	+	-	+	-	+		+	-	+
Net Asset Value -
End of Period	$22.96		$22.12		$15.87		$20.88		$23.08		$20.04
Total Return (c)	3.80%	*	43.33%		(16.27)%		3.23%		20.82%		29.27%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$621,332		$605,575		$494,712		$827,771		$831,568		$647,734
Ratio of Expenses to Average Net Assets	1.26%	**	1.27%		1.25%		1.23%		1.24%		1.30%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.22%	**	-0.05%		0.27%		-0.09%		-0.24%		0.15%
Portfolio Turnover Rate	19.88%	*	39.17%		53.20%		69.42%		69.87%		52.63%

+ Amount calculated is less than $0.005.
* Not Annualized.
** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 11

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2017
(Unaudited)

1.) ORGANIZATION
Walthausen Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of July 31, 2017, there were two series authorized by the Trust. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

After December 31, 2012, the Fund closed to new investors. However, the Board of Trustees of the Trust (the “Board” or “Trustees”) approved the re-opening of the Fund to new investors and new accounts effective March 1, 2016.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2017, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90

2017 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

days or less. During the six month period ended July 31, 2017, proceeds from redemption fees amounted to $11,035.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not

2017 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including MLPs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$609,952,788	$0	$0	$609,952,788
Money Market Funds	12,241,323	0	0	12,241,323
Total	$622,194,111	$0	$0	$622,194,111

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2017.

2017 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

The following table shows transfers between level 1 and level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$5,310,000	-	-	$5,310,000

Financial assets were transferred from level 2 to level 1 when the underlying position was actively traded on July 31, 2017. It is the Fund’s policy to consider transfers into or our of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2017.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

For the six month period ended July 31, 2017, the Advisor earned management fees totaling $3,021,787, of which $531,235 was due to the Advisor at July 31, 2017. For the same period, the Advisor earned service fees of $800,390, of which $139,187 was due to the Advisor at July 31, 2017.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2017 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $122,064,521 and $115,060,395, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2017, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, and NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 30.67% and 51.46%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

2017 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

7.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at July 31, 2017 was $491,568,929. At July 31, 2017, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$161,456,329	($30,831,147)	$130,625,182

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2017	January 31, 2017
Ordinary Income .	$ -0-	$ 315,160
Long-Term Capital Gain	-0-	17,116,643
	$ -0-	$ 17,431,803

8.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Semi-Annual Report 16

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2017 Semi-Annual Report 17

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2017 Semi-Annual Report 18

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

WALTHAUSEN SELECT VALUE FUND

INSTITUTIONAL CLASS    TICKER WSVIX
RETAIL CLASS    TICKER WSVRX
R6 CLASS    TICKER WRSIX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2017

Walthausen Select Value Fund
Semi-Annual Report
July 31, 2017

This is a tough phase for investors. The extraordinary bull market which commenced over eight years ago, and which shows no signs of abating, has taken the US equity markets to new highs in spite of unsettling indications that the economy has reached full capacity, indications that the Federal Reserve has grown tired to stoking the credit and equity markets with quantitative easing, and that the political consensus has melted. What is driving this is hard to understand but the shift of the buying power to Exchange Traded Funds (“ETFs”) and Index Funds suggests that the money that is driving stocks must be considered “price insensitive” and as such the market is self-reinforcing. With that in mind, and with the mind-set that you “buy the dips”, means that the current drive to higher levels can well continue until it stops. We should remember that the annualized return for the Russell 3000 Index, the broadest Russell index, since March 31, 2009, a point at which few would have wanted to buy a stock, has been 17.3%, even though many commentators have asserted that economic growth has been disappointing.

For the six months through July 31, 2017, the larger capitalization stocks beat the smaller stocks and the growth stocks beat the value stocks. Looking at the variety of Russell domestic indices everyone was a winner as all the indices were positive for the period.

The returns for the Walthausen Select Value Fund (Institutional Class) of 5.90% over the six months period ended July 31, 2017 were favorable for the period when compared to the 2.18% return for the Russell 2500 Value Index benchmark over the same period. Though pleased, we take the short term results with a grain of salt because the strategy has not changed measurably from the strategy which showed some less favorable results last year. The results were driven by stock selection. Sector allocation was positive but the only large factor was the positive influence of our decision to largely avoid oil & gas stocks.

The major contributors were Kindred Healthcare, Winnebago Industries, FirstCash, M. D. C. Holdings and Avery Dennison. That is a nicely diverse list. Kindred is a major player in the healthcare business, one that stands to benefit as care moves out of an institutional setting and into at-home care. Winnebago, a long time player in recreational vehicles, is in a bit of a renaissance partly due to a bold acquisition which has built their presence in the faster growing towable side of the business. In terms of FirstCash, a large chain of pawn shops, we were interested as we perceived that the income inequality which is plaguing this country has created a large segment of the population who find it challenging to obtain credit. Recent data on auto loans and other consumer credit suggests that the problem is getting worst. The pawn shops do, as they have always done, provide a ready means for obtaining credit on a secured basis, a factor which reduces the cost to the consumer and risk to the lender. M. D. C. Holdings has benefited from continued strengthening of the home building market, while Avery Dennison continues to execute its business plan.

The detractors were similarly diverse. The largest detractor was Suburban Propane, a distributor of propane. The company has suffered from several warm winters. The company is structured as a Master Limited Partnership (“MLP”) and as such the security is very sensitive to the size of the distribution. Thus far they have maintained that but only at the cost of negotiating for amendments to their credit agreement. We have sold the position believing that the MLP structure will make it more difficult to address the issue of high leverage. We also experienced some drag from Snap-On, the tool company; though they continued to operationally perform well. SeaWorld on the other hand seems to be struggling to build park attendance. OUTFRONT Media also saw lackluster stock action, perhaps due to concerns about their New York MTA contact which is up for renewal.

2017 Semi-Annual Report 1

As we look toward the balance of the year, we do not see any particular reason to expect stocks to move higher other than the fact that markets in motion tend to remain in motion. We have over the past year moved the portfolio to a more conservative stance. That is not specifically reflected in either balance sheet ratios or sector weighting. We instead look at the strength of the business franchise and the management teams. Though we are skeptical about the near term outlook, we believe that the stocks which we hold are likely to do a very good job of building the value of the enterprises.

Sincerely,

John B. Walthausen CFA

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC –Garden City, NY 11530.

2017 Semi-Annual Report 2

WALTHAUSEN SELECT VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/17 Institutional Class NAV $17.22
7/31/17 Retail Class NAV $17.02
7/31/17 R6 Class NAV $17.27

TOTAL ANNUAL RETURNS (%) AS OF JULY 31, 2017

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Select Value Fund - Institutional Class	16.12%	4.89%	13.44%	10.68%
Walthausen Select Value Fund - Retail Class	15.83%	4.63%	13.16%	10.39%
Russell 2500® Value Index(B)	14.09%	8.24%	13.96%	11.05%

Since
Inception(A)
Walthausen Select Value Fund - R6 Class	23.09%
Russell 2500® Value Index(B)	17.06%

Annual Fund Operating Expense Ratios (from 6/1/17 Prospectus & Supplement):
                               Institutional Class - Gross 1.36%, Net 1.11%
                               Retail Class - 1.36%
                               R6 Class - Gross 1.36%, Net 0.99%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional and R6 Classes. Absent that arrangement, the performance of the Classes would have been lower.

The Fund’s expense ratio for the six month period ended July 31, 2017 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund Institutional and Retail Classes was December 27, 2010. Class R6 commenced operations on November 1, 2016.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2017 Semi-Annual Report 3

WALTHAUSEN SELECT VALUE FUND (Unaudited)

                                            WALTHAUSEN SELECT VALUE FUND
                                                                by Sectors
                                                (as a percentage of Net Assets)

                   * Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2017 Semi-Annual Report 4

EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees and IRA maintenance fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2017 and held through July 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2017
	February 1, 2017	July 31, 2017	to July 31 , 2017

Actual	$1,000.00	$1,059.04	$5.62

Hypothetical	$1,000.00	$1,019.34	$5.51
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2017 Semi-Annual Report 5

Retail Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2017
	February 1, 2017	July 31, 2017	to July 31 , 2017

Actual	$1,000.00	$1,057.14	$6.89

Hypothetical	$1,000.00	$1,018.10	$6.76
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the one-half year period).

R6 Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2017
	February 1, 2017	July 31, 2017	to July 31 , 2017

Actual	$1,000.00	$1,059.51	$5.00

Hypothetical**	$1,000.00	$1,019.93	$4.91
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2017 Semi-Annual Report 6

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Accident & Health Insurance
20,590	Assurant, Inc.	$2,167,509	2.63%
Apparel & Other Finished Prods of Fabrics & Similar Material
21,590	Carter's, Inc.	1,872,501	2.27%
Blankbooks, Looseleaf Binders & Bookbinding & Related Work
29,260	Deluxe Corporation	2,112,572	2.56%
Commodity Contracts Brokers & Dealers
498	Seaboard Corporation *	2,128,950	2.58%
Computer Communications Equipment
42,830	Electronics For Imaging, Inc. *	2,080,681	2.52%
Converted Paper & Paperboard Products (No Containers/Boxes)
22,430	Avery Dennison Corp.	2,084,420	2.53%
Cutlery, Handtools & General Hardware
14,040	Snap-on Incorporated	2,164,968	2.62%
Electrical Work
31,660	EMCOR Group, Inc.	2,137,050	2.59%
Electronic Components & Accessories
119,910	Vishay Intertechnology Inc.	2,140,394	2.59%
Fats & Oils
132,480	Darling Ingredients Inc. *	2,155,450	2.61%
Fire, Marine & Casualty Insurance
21,450	American Financial Group	2,175,030
48,880	Horace Mann Educators Corporation	1,803,672
		3,978,702	4.82%
Industrial Organic Chemicals
27,220	Westlake Chemical Corporation	1,915,199	2.32%
Life Insurance
22,610	Primerica, Inc.	1,832,541	2.22%
Miscellaneous Industrial & Commercial Machinery & Equipment
30,800	Moog Inc. - Class A *	2,289,056	2.77%
Motor Homes
59,420	Winnebago Industries, Inc.	2,186,656	2.65%
Oil & Gas Field Services, NEC
71,610	Oceaneering International, Inc.	1,836,797	2.23%
Operative Builders
60,339	M.D.C. Holdings, Inc.	2,069,024	2.51%
Ordnance & Accessories, (No Vehicles/Guided Missiles)
73,500	Vista Outdoor Inc. *	1,697,115	2.06%
Paperboard Containers & Boxes
156,800	Graphic Packaging Holding Company	2,068,192	2.51%
Plastic Materials, Synth Resin
59,180	PolyOne Corporation	2,164,804	2.62%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
19,960	Rogers Corporation *	2,354,681	2.85%
Plastics Products, NEC
24,180	AptarGroup, Inc.	1,956,887	2.37%
Pumps & Pumping Equipment
51,340	ITT Inc.	2,104,940	2.55%
Retail - Miscellaneous Retail
36,410	FirstCash, Inc.	2,117,242	2.56%
Services - Computer Processing & Data Preparation
32,240	DST Systems, Inc.	1,769,976	2.14%
Services - Equipment Rental & Leasing, NEC
54,740	McGrath RentCorp	1,944,912	2.36%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 7

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Services - Hospitals
46,070	HealthSouth Corp.	$1,960,739	2.38%
Services - Miscellaneous Amusement & Recreation
121,240	SeaWorld Entertainment, Inc.	1,864,671	2.26%
Services - Nursing & Personal Care Facilities
182,400	Kindred Healthcare, Inc.	1,632,480	1.98%
State Commercial Banks
25,350	Bank of Hawaii Corporation	2,121,034
33,582	Commerce Bancshares, Inc.	1,949,099
33,120	Eagle Bancorp, Inc. *	2,068,344
29,850	Independent Bank Corp.	2,129,798
		8,268,275	10.01%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
107,830	Commercial Metals Company	2,005,638	2.43%
Surety Insurance
55,730	Essent Group Ltd. *	2,141,147	2.59%
Tires & Inner Tubes
60,480	The Goodyear Tire & Rubber Company	1,905,725	2.31%
Transportation Services
32,580	GATX Corporation	2,014,421	2.44%
Water Transportation
26,660	Kirby Corporation *	1,623,594	1.97%
Total for Common Stocks (Cost $63,483,311)		$78,747,909	95.41%

REAL ESTATE INVESTMENT TRUSTS
76,315	OUTFRONT Media Inc.	1,745,324	2.11%
	(Cost $1,940,848)

MONEY MARKET FUNDS
1,798,796	Fidelity Investments Money Market Government Portfolio -
	Class I 0.87% **	1,798,796	2.18%
	(Cost $1,798,796)
Total Investment Securities		82,292,029	99.70%
	(Cost $67,222,955)***
Other Assets in Excess of Liabilities		251,583	0.30%
Net Assets		$82,543,612	100.00%

* Non-Income Producing Securities.
** Variable rate security; the yield rate shown represents the 7-day yield at July 31, 2017.
*** At July 31, 2017, tax basis cost of the Fund’s investments was $67,222,955 and the unreal-
ized appreciation and depreciation were $17,823,737 and ($2,754,663), respectively, with a net unrealized appreciation of $15,069,074.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 8

Walthausen Select Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2017
Assets:
Investment Securities at Fair Value	$82,292,029
(Cost $67,222,955)
Receivable for Dividends and Interest	15,277
Receivable for Shareholder Subscriptions	565,617
Total Assets	82,872,923
Liabilities:
Payable for Shareholder Redemptions	241,049
Payable to Advisor for Management Fees (Note 4)	63,869
Payable to Advisor for Service Fees (Note 4)	24,393
Total Liabilities	329,311
Net Assets	$82,543,612
Net Assets Consist of:
Paid In Capital	$69,770,736
Accumulated Undistributed Net Investment Income (Loss)	248,462
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(2,544,660)
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	15,069,074
Net Assets	$82,543,612

Institutional Class
Net Assets	$35,102,911
Shares Outstanding
(Unlimited shares authorized)	2,038,616
Net Asset Value and Offering Price Per Share	$17.22
Redemption Price Per Share ($17.22 x 0.98) (Note 2)	$16.88

Retail Class
Net Assets	$47,403,541
Shares Outstanding
(Unlimited shares authorized)	2,785,683
Net Asset Value and Offering Price Per Share	$17.02
Redemption Price Per Share ($17.02 x 0.98) (Note 2)	$16.68

R6 Class
Net Assets	$37,160
Shares Outstanding
(Unlimited shares authorized)	2,152
Net Asset Value and Offering Price Per Share	$17.27
Redemption Price Per Share ($17.27 x 0.98) (Note 2)	$16.92

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 9

Walthausen Select Value Fund

Statement of Operations (Unaudited)
For the six month period ended July 31, 2017

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$644,881
Interest	12,028
Total Investment Income	656,909
Expenses:
Management Fees (Note 4)	375,091
Service Fees (Note 4)	187,546
Total Expenses	562,637
Less: Waived Service Fees (Note 4)	(42,507)
Net Expenses	520,130
Net Investment Income (Loss)	136,779
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	4,101,765
Net Change In Unrealized Appreciation (Depreciation) on Investments	387,067
Net Realized and Unrealized Gain (Loss) on Investments	4,488,832
Net Increase (Decrease) in Net Assets from Operations	$4,625,611

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 10

Walthausen Select Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2017	2/1/2016
	to	to
	7/31/2017	1/31/2017
From Operations:
Net Investment Income (Loss)	$136,779	$301,957
Net Realized Gain (Loss) on Investments	4,101,765	(670,946)
Net Change in Unrealized Appreciation (Depreciation) on Investments	387,067	19,722,645
Increase (Decrease) in Net Assets from Operations	4,625,611	19,353,656
From Distributions to Shareholders:
Net Investment Income
Institutional Class	-	(147,842)
Retail Class	-	(97,087)
R6 Class *	-	(12)
Net Realized Gain from Security Transactions
Institutional Class	-	-
Retail Class	-	-
R6 Class *	-	-
Change in Net Assets from Distributions	-	(244,941)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	6,811,365	8,720,732
Retail Class	205,348	14,968,075
R6 Class *	30,000	5,000
Proceeds From Redemption Fees (Note 2)
Institutional Class	13,737	1,945
Retail Class	245	1,045
R6 Class *	-	-
Shares Issued on Reinvestment of Dividends
Institutional Class	-	147,314
Retail Class	-	97,060
R6 Class *	-	12
Cost of Shares Redeemed
Institutional Class	(8,735,166)	(31,032,528)
Retail Class	(8,493,036)	(11,903,942)
R6 Class *	-	-
Net Increase (Decrease) from Shareholder Activity	(10,167,507)	(18,995,287)
Net Increase (Decrease) in Net Assets	(5,541,896)	113,428
Net Assets at Beginning of Period	88,085,508	87,972,080
Net Assets at End of Period (Including Accumulated Undistributed	$82,543,612	$88,085,508
Net Investment Income of $248,462 and $111,683, respectively)
Share Transactions:
Issued
Institutional Class	403,148	620,086
Retail Class	12,271	1,055,033
R6 Class *	1,796	355
Reinvested
Institutional Class	-	9,093
Retail Class	-	6,051
R6 Class *	-	1
Redeemed
Institutional Class	(526,418)	(2,121,364)
Retail Class	(514,155)	(819,992)
R6 Class *	-	-
Net Increase (Decrease) in Shares	(623,358)	(1,250,737)

* R6 Class commenced operations on November 1, 2016. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 11

Walthausen Select Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2017		2/1/2016		2/1/2015		2/1/2014		2/1/2013		2/1/2012
	to		to		to		to		to		to
	7/31/2017		1/31/2017		1/31/2016		1/31/2015		1/31/2014		1/31/2013
Net Asset Value -
Beginning of Period	$16.26		$13.19		$14.70		$15.19		$12.01		$10.23
Net Investment Income (Loss) (a)	0.04		0.06		0.08		0.17		(0.01)		(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.91		3.08		(1.42)		0.10		3.54		2.24
Total from Investment Operations	0.95		3.14		(1.34)		0.27		3.53		2.23
Distributions (From Net Investment Income)	-		(0.07)		(0.07)		(0.14)		-		-
Distributions (From Capital Gains)	-		-		(0.10)		(0.62)		(0.35)		(0.45)
Total Distributions	-		(0.07)		(0.17)		(0.76)		(0.35)		(0.45)
Proceeds from Redemption Fee (Note 2)	0.01	+	-	+	-	+	-	+	-	+	-
Net Asset Value -
End of Period	$17.22		$16.26		$13.19		$14.70		$15.19		$12.01
Total Return (c)	5.90%	*	23.78%		(9.23)%		1.57%		29.31%		22.08%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$35,103		35,158 $		$48,191		46,778 $		$30,600		$15,044
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	**	1.42%		1.45%		1.45%		1.45%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27%	**	0.19%		0.31%		0.83%		-0.33%		-0.13%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.10%	**	1.17%		1.20%		1.20%		1.20%		1.39%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52%	**	0.44%		0.56%		1.08%		-0.08%		-0.08%
Portfolio Turnover Rate	17.99%		62.38%		62.54%		75.83%		77.67%		36.16%

Walthausen Select Value Fund

Financial Highlights - Retail Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2017		2/1/2016		2/1/2015		2/1/2014		2/1/2013		2/1/2012
	to		to		to		to		to		to
	7/31/2017		1/31/2017		1/31/2016		1/31/2015		1/31/2014		1/31/2013
Net Asset Value -
Beginning of Period	$16.10		$13.06		$14.57		$15.05		$11.94		$10.19
Net Investment Income (Loss) (a)	0.02		0.03		0.05		0.16		(0.05)		(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.90		3.04		(1.42)		0.09		3.51		2.24
Total from Investment Operations	0.92		3.07		(1.37)		0.25		3.46		2.20
Distributions (From Net Investment Income)	-		(0.03)		(0.04)		(0.11)		-		-
Distributions (From Capital Gains)	-		-		(0.10)		(0.62)		(0.35)		(0.45)
Total Distributions	-		(0.03)		(0.14)		(0.73)		(0.35)		(0.45)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	+	-	+	-
Net Asset Value -
End of Period	$17.02		$16.10		$13.06		$14.57		$15.05		$11.94
Total Return (c)	5.71%	*	23.50%		(9.50)%		1.46%		28.89%		21.88%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$47,404		52,922		$39,781		$26,091 $		$4,802		$145
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	**	1.42%		1.45%		1.45%		1.47%		1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	**	0.19%		0.31%		0.98%		-0.37%		-0.38%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	**	1.42%		1.45%		1.45%		1.45%		1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	**	0.19%		0.31%		0.98%		-0.35%		-0.32%
Portfolio Turnover Rate	17.99%	*	62.38%		62.54%		75.83%		77.67%		36.16%

* Not Annualized.                                       ** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 12

Walthausen Select Value Fund

Financial Highlights - R6 Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2017		11/1/2016*
	to		to
	7/31/2017		1/31/2017
Net Asset Value -
Beginning of Period	$16.30		$14.06
Net Investment Income (Loss) (a)	0.04		0.03
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.93		2.24
Total from Investment Operations	0.97		2.27
Distributions (From Net Investment Income)	-		(0.03)
Distributions (From Capital Gains)	-		-
Total Distributions	-		(0.03)
Proceeds from Redemption Fee (Note 2)	-		-
Net Asset Value -
End of Period	$17.27		$16.30
Total Return (c)	5.95%	**	16.18%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$37		$6
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	***	1.35%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09%	***	0.48%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	0.98%	***	0.98%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46%	***	0.85%	***
Portfolio Turnover Rate	17.99%	**	62.38%	**

* Commencement of Class.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 13

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
July 31, 2017
(UNAUDITED)

1.) ORGANIZATION
Walthausen Select Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of July 31, 2017, there were two series authorized by the Trust. Class R6 shares commenced operations on November 1, 2016. The Fund currently offers Institutional Class shares, Retail Class shares and R6 Class shares. Prior to January 30, 2013 the Institutional Class was named the Investor Class. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Prior to June 1, 2013, Retail Class shares of the Fund were subject to Rule 12b-1 distribution fees. While the Fund does not currently charge any Rule 12b-1 distribution fees, the Fund does reserve the right to pay or accrue such fees upon notice to shareholders. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2017, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2017, proceeds from redemption fees amounted to $13,737, $245 and $0 for Institutional Class shares, Retail Class shares and R6 Class shares, respectively.

2017 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Additionally, the Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits. In such instances, the excess portion of such distributions are classified as a return of capital. Annually, income or loss from each MLP is reclassified upon receipt of the MLP’s K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

2017 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including MLPs, and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$78,747,909	$0	$0	$78,747,909
Real Estate Investment Trusts	1,745,324	0	0	1,745,324
Money Market Funds	1,798,796	0	0	1,798,796
Total	$82,292,029	$0	$0	$82,292,029

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 2 or level 3 assets during the six month period ended July 31, 2017. There were no transfers into or out of the levels during the six month period ended July 31, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2017.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 0.90% of the average daily net assets of the Fund. Prior to November 1, 2016, the Advisor received an investment management fee equal to

2017 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

1.00% of the average daily net assets of the Fund. For the six month period ended July 31, 2017, the Advisor earned management fees totaling $375,091, of which $63,869 was due to the Advisor at July 31, 2017.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.10% of its average daily net assets through May 31, 2018. The Advisor may not terminate the fee waiver before May 31, 2018. Also, the Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the R6 Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% of its average daily net assets through May 31, 2018. The Advisor may not terminate the fee waiver before May 31, 2018.

For the six month period ended July 31, 2017, the Advisor earned service fees of $187,546, of which $24,393 was due to the Advisor at July 31, 2017. Service fees totaling $42,507 were waived with no recapture provision for the six month period ended July 31, 2017 for the Institutional and R6 Classes.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2017 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. Effective June 1, 2013, the Fund does not currently pay or accrue any distribution fees for Retail Class shares; however, the Fund reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $14,418,226 and $22,104,113, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. As of July 31, 2017, Charles Schwab & Co., Inc. located in San Francisco, California, and NFS, LLC located in New York, New York, each for the benefit of its clients, held, in aggregate, 49.21% and 35.54%, respectively, of the Institutional Class shares of the Fund, and therefore each may be deemed to control the Institutional Class. As of July 31, 2017, NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 91.37%, of the shares of the Retail Class shares of the Fund, and therefore may be deemed to control the Retail Class.

2017 Semi-Annual Report 17

Notes to Financial Statements (Unaudited) - continued

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at July 31, 2017 was $67,222,955. At July 31, 2017, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$17,823,737	($2,754,663)	$15,069,074

Distributions paid from Institutional Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2017	January 31, 2017
Ordinary Income	$ -0-	$ 147,842
Long-Term Capital Gain	-0-	-0-
	$ -0-	$ 147,842

Distributions paid from Retail Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2017	January 31, 2017
Ordinary Income	$ -0-	$ 97,087
Long-Term Capital Gain	-0-	-0-
	$ -0-	$ 97,087

Distributions paid from R6 Class:

	Six Months Ended	November 1, 2016 through
	July 31, 2017	January 31, 2017
Ordinary Income	$ -0-	$ 12
Long-Term Capital Gain	-0-	-0-
	$ -0-	$ 12

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Semi-Annual Report 18

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen John B. Walthausen President Date: Sept. 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen John B. Walthausen President Date: Sept. 19, 2017

By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: September 19, 2017